Other financial assets (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Other financial assets
Accrued interest receivable	$ 2,223	$ 1,996
Securities sold not delivered	1,716	2,905
Trade debtors	343	333
Interbank lending	174	97
Clearing and settlement balances	602	454
Accrued fees and commissions	276	289
Other	122	145
Total other financial assets	5,456	6,219
Parent Entity
Other financial assets
Accrued interest receivable	1,987	1,780
Securities sold not delivered	1,716	2,905
Trade debtors	320	282
Interbank lending	173	95
Clearing and settlement balances	480	445
Accrued fees and commissions	155	161
Other	120	144
Total other financial assets	$ 4,951	$ 5,812